Income taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2018	Dec. 31, 2017
Corporate tax rate	23.00%	23.00%	23.00%
Tax asset reflecting tax benefit in Israel	$ 7,174
Net Operating Losses	(1,177)	$ (15,818)	$ (15,109)
Unrecognized tax benefits accrued	927	203
United States
Net Operating Losses (“NOL”) carryforward	$ 15,751	$ 7,383
Operating losses carryforward, expiration term	2035	2034
Percentage of effective income tax rate reconciliation				21.00%	35.00%
Percentage of net operating loss deduction to taxable income				80.00%
Israel
Net Operating Losses (“NOL”) carryforward	$ 12,619
Tax benefit regime qualification terms	income deriving from Benefited Intellectual Property, subject to a number of conditions being fulfilled, including a minimal amount or ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual income derived from exports to large markets.
Withholding tax rate for dividends paid	20.00%
Percentage of reduced withholding tax for dividends paid to a foreign resident company	4.00%
Minimum | United States
Open tax year	2020
Minimum | Israel
Open tax year	2021
Maximum | United States
Open tax year	2023
Maximum | Israel
Open tax year	2024